Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	June 30, 2014	December 31, 2013
Machinery and equipment	1,347	$1,170
Computer equipment	250	246
Office equipment	203	203
Leasehold improvements	757	745
Construction in progress	25	—

	2,582	2,364
Less: accumulated depreciation and amortization	(1,735)	(1,534)

Property and equipment, net	$847	$830

Depreciation expenses for the three and six months ended June 30, 2014 were $101,000 and $202,000, respectively. During the same periods in the prior year, depreciation expenses were $100,000 and $201,000, respectively.

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2013	December 31, 2012

Machinery and equipment	$1,170	$1,072
Computer equipment	246	347
Office equipment	203	225
Leasehold improvements	745	830

	2,364	2,474
Less: accumulated depreciation and amortization	(1,534)	(1,340)

Property and equipment, net	$830	$1,134

Depreciation expense for the years ended December 31, 2013 and 2012 were $403,000 and $420,000, respectively.